Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts and notes payable
Summary of accounts and notes payable

	As of December 31,
	2019	2020
	RMB	RMB
Accounts payable	150,482	535,784
Notes payable(a)	348,539	923,998
Total accounts and notes payable	499,021	1,459,782
(a)

The Group’s notes payable mainly include short‑term notes, typically with terms of 45 to 92 days which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2019 were secured by restricted cash of RMB348,548 held in designated bank accounts. Notes payable as of December 31, 2020 were secured by restricted cash of RMB320,813 and short-term investments of RMB603,185 held in commercial banks.